                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                        MANAGED SECTORS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004

Managed Sectors Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE
VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.
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

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MANAGED SECTORS VARIABLE ACCOUNT
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
ISSUER                                                                                          SHARES             $ VALUE
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
STOCKS - 97.6%
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Basic Materials - 0.5%
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Air Products & Chemicals, Inc.                                                                   5,700            $309,966
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Consumer Staples - 2.6%
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Colgate-Palmolive Co.                                                                            6,100            $275,598
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Procter & Gamble Co.                                                                            23,600           1,277,232
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                                                                                                                $1,552,830
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Financial Services - 7.4%
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American Express Co.                                                                            19,900          $1,024,054
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American International Group, Inc.                                                              20,800           1,414,192
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Citigroup, Inc.                                                                                 28,300           1,248,596
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Goldman Sachs Group, Inc.                                                                        2,800             261,072
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Hartford Financial Services Group, Inc.                                                          8,200             507,826
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                                                                                                                $4,455,740
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Healthcare - 29.4%
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Abbott Laboratories                                                                             29,500          $1,249,620
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Amgen, Inc.*                                                                                    16,500             935,220
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C.R.Bard, Inc.                                                                                  20,500           1,160,915
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Celgene Corp.*                                                                                   5,700             331,911
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Eli Lilly & Co.                                                                                 15,000             900,750
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Fisher Scientific International, Inc.*                                                          11,900             694,127
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Genentech, Inc.*                                                                                15,700             822,994
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Genzyme Corp.*                                                                                  22,700           1,235,107
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Gilead Sciences, Inc.*                                                                          36,200           1,353,156
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Johnson & Johnson                                                                               44,500           2,506,685
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Medtronic, Inc.                                                                                 33,200           1,723,080
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Pfizer, Inc.                                                                                    62,900           1,924,740
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Waters Corp.*                                                                                   27,800           1,225,980
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Wyeth                                                                                           40,800           1,525,920
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                                                                                                               $17,590,205
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Industrial Goods & Services - 6.1%
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Emerson Electric Co.                                                                            10,700            $662,223
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General Electric Co.                                                                            29,200             980,536
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Lockheed Martin Corp.                                                                           26,000           1,450,280
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Parker Hannifin Corp.                                                                            9,600             565,056
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                                                                                                                $3,658,095
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Leisure - 7.4%
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Carnival Corp.                                                                                  22,200          $1,049,838
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Clear Channel Communications, Inc.                                                              13,800             430,146
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Comcast Corp., "A"*                                                                             33,400             943,216
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Time Warner, Inc.*                                                                              51,900             837,666
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Univision Communications, Inc., "A"*                                                            14,400             455,184
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Viacom, Inc., "B"                                                                               21,700             728,252
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                                                                                                                $4,444,302
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Miscellaneous - 2.4%
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Career Education Corp.*                                                                          8,300            $235,969
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Fiserv, Inc.*                                                                                   15,300             533,358
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Getty Images, Inc.*                                                                             11,900             658,070
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                                                                                                                $1,427,397
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Retail - 9.7%
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Best Buy Co., Inc.                                                                              14,500            $786,480
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CVS Corp.                                                                                       11,800             497,134
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Kohl's Corp.*                                                                                   24,000           1,156,560
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Lowe's Cos., Inc.                                                                               13,700             744,595
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Nike, Inc., "B"                                                                                  7,600             598,880
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Pacific Sunwear of California, Inc.*                                                             3,400              71,570
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PETsMART, Inc.                                                                                  16,000             454,240
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Reebok International Ltd.                                                                       12,600             462,672
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Target Corp.                                                                                    23,500           1,063,375
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                                                                                                                $5,835,506
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Technology - 30.2%
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ADTRAN, Inc.                                                                                     9,600            $217,728
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Akamai Technologies, Inc.*                                                                      50,800             713,740
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Amphenol Corp., "A"*                                                                            14,200             486,492
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Analog Devices, Inc.                                                                            21,300             826,014
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Cisco Systems, Inc.*                                                                           106,700           1,931,270
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Dell, Inc.*                                                                                     41,400           1,473,840
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eBay, Inc.*                                                                                     14,600           1,342,324
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Intel Corp.                                                                                     28,000             561,680
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International Business Machines Corp.                                                           19,100           1,637,634
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Maxim Integrated Products, Inc.                                                                  7,400             312,946
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Microsoft Corp.                                                                                103,000           2,847,950
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Network Appliance, Inc.*                                                                        18,800             432,400
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Oracle Corp.*                                                                                   26,700             301,176
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QUALCOMM, Inc.                                                                                  18,400             718,336
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Symantec Corp.*                                                                                 29,500           1,618,960
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Texas Instruments, Inc.                                                                         22,300             474,544
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VERITAS Software Corp.*                                                                         51,800             922,040
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Yahoo!, Inc.*                                                                                   38,400           1,302,144
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                                                                                                               $18,121,218
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Transportation - 1.3%
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FedEx Corp.                                                                                      8,900            $762,641
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Utilities & Communications - 0.6%
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Andrew Corp.*                                                                                   29,100            $356,184
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Total Stocks (Identified Cost, $54,062,627)                                                                    $58,514,084
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SHORT-TERM OBLIGATIONS - 2.3%
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Citicorp, Inc., 1.88%, due 10/01/04                                                           $673,000            $673,000
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General Electric Co., 1.88%, due 10/01/04                                                      698,000             698,000
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Total Short-Term Obligations, at Amortized Cost                                                                 $1,371,000
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Total Investments (Identified Cost, $55,433,627)                                                               $59,885,084
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Other Assets, Less Liabilities - 0.1%                                                                               64,753
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Net Assets - 100.0%                                                                                            $59,949,837
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* Non-income producing security.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors,Inc.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      MANAGED SECTORS VARIABLE ACCOUNT
                 --------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
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By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2004
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* Print name and title of each signing officer under his or her signature.